Consolidated Statement of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Income Statement [Abstract]
Operating revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	62,837	21,902	43,803	2,400
Amortization expense			914
Operating Expenses			44,717	2,400
Loss from operations	(62,837)	(21,902)	(44,717)	(2,400)
Other income (expenses)
Interest expense	(9,848)	(76,311)	(152,621)	(84,498)
Change in derivative liability	(409,829)	(34,304)	(68,609)	(193,482)
Debt settlement gain (loss)			297,297
Other income	381	750	1,500	1,500
Interest income	5	3	3
Total other income (expenses)	(419,291)	(109,862)	77,570	(276,480)
Loss before income taxes	(482,128)	(131,764)	32,853	(278,880)
Provision for income taxes
Net income (loss)	$ (482,128)	$ (131,764)	$ 32,853	$ (278,880)
Net loss per share, basic and diluted	$ (0.01)	$ (0.00)	$ 0.00	$ (0.00)
Weighted average common equivalent share outstanding, basic and diluted	76,274,181	75,546,982	76,274,181	75,546,982